Called up share capital and other equity instruments (Tables)	12 Months Ended
Dec. 31, 2020
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of issued capital and share premium

HSBC Holdings ordinary shares of $0.50 each, issued and fully paid
		2020		2019
	Footnotes	Number	$m	Number	$m
At 1 Jan		20,638,524,545	10,319	20,360,841,496	10,180
Shares issued under HSBC employee share plans		55,096,555	28	71,588,032	36
Shares issued in lieu of dividends		—	—	341,872,011	171
Less: Shares repurchased and cancelled		—	—	(135,776,994)	(68)
At 31 Dec	1	20,693,621,100	10,347	20,638,524,545	10,319

HSBC Holdings 6.2% non-cumulative US dollar preference shares, Series A
		2020		2019
	Footnotes	Number	$m	Number	$m
At 1 Jan and 31 Dec	2	1,450,000	—	1,450,000	—

HSBC Holdings share premium
	2020	2019
	$m	$m
At 31 Dec	14,277	13,959

Total called up share capital and share premium
	2020	2019
	$m	$m
At 31 Dec	24,624	24,278
1    All HSBC Holdings ordinary shares in issue, excluding 325,273,407 shares held in treasury, confer identical rights, including in respect of capital, dividends and voting.
2    In 2019 this security was included in the capital base of HSBC as additional tier 1 capital in accordance with the CRR II rules, by virtue of the application of grandfathering provisions. This security was called by HSBC Holdings on 10 December 2020 and was redeemed and cancelled on 13 January 2021. Between the date of exercise of the call option and the redemption, this security was considered as an other liability.

Disclosure of other equity instruments

HSBC’s additional tier 1 capital – contingent convertible securities in issue which are accounted for in equity
			First call date	2020	2019
		Footnotes		$m	$m
$1,500m	5.625% perpetual subordinated contingent convertible securities	1	Nov 2019	—	1,494
$2,000m	6.875% perpetual subordinated contingent convertible securities		Jun 2021	2,000	1,998
$2,250m	6.375% perpetual subordinated contingent convertible securities		Sep 2024	2,250	2,244
$2,450m	6.375% perpetual subordinated contingent convertible securities		Mar 2025	2,450	2,460
$3,000m	6.000% perpetual subordinated contingent convertible securities		May 2027	3,000	2,997
$2,350m	6.250% perpetual subordinated contingent convertible securities		Mar 2023	2,350	2,347
$1,800m	6.500% perpetual subordinated contingent convertible securities		Mar 2028	1,800	1,798
$1,500m	4.600% perpetual subordinated contingent convertible securities	2	Jun 2031	1,500	—
€1,500m	5.250% perpetual subordinated contingent convertible securities		Sep 2022	1,945	1,943
€1,000m	6.000% perpetual subordinated contingent convertible securities		Sep 2023	1,123	1,120
€1,250m	4.750% perpetual subordinated contingent convertible securities		Jul 2029	1,422	1,420
£1,000m	5.875% perpetual subordinated contingent convertible securities		Sep 2026	1,301	1,299
SGD1,000m	4.700% perpetual subordinated contingent convertible securities		Jun 2022	723	723
SGD750m	5.000% perpetual subordinated contingent convertible securities		Sep 2023	550	549
At 31 Dec				22,414	22,392
1    This security was called by HSBC Holdings on 22 November 2019 and was redeemed and cancelled on 17 January 2020. Between the date of exercise of the call option and the redemption, this security was considered to be a subordinated liability. See Note 28.
2    This security was issued by HSBC Holdings on 17 December 2020. The first call date commences six calendar months prior to the reset date of
17 June 2031.

Disclosure of range of exercise prices of outstanding share options

Aggregate options outstanding under these plans
31 Dec 2020			31 Dec 2019
Number of HSBC Holdings ordinary shares	Usual period of exercise	Exercise price	Number of HSBC Holdings ordinary shares	Usual period of exercise	Exercise price
130,952,539	2019 to 2026	£2.6270–£5.9640	65,060,681	2018 to 2025	£4.0472–£5.9640